Prepaid Expenses and Other Assets (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepayment and Other Current Assets	At June 30, 2024 and December 31, 2023, prepayment and other current assets consisted of the following:
	June 30,	December 31,
	2024	2023

Prepayment	$3,601,197	$1,247,942
Advance to suppliers	4,527,778	2,349,615
Deposits	1,033,297	1,107,788
Other receivables	1,828,160	1,326,729
	$10,990,432	$6,032,074